Restricted Cash (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Restricted Cash and Investments [Abstract]
Non-current restricted cash and cash equivalents	R 292	R 149
Restricted cash and investments	27	67
Restricted cash	319	216
Current Restricted Cash [line items]
Restricted cash and investments	27	67
Restricted cash	319	216
Environmental Guarantees And Rehabilitation
Restricted Cash and Investments [Abstract]
Restricted cash	152	161
Current Restricted Cash [line items]
Restricted cash	152	161
Silicosis Settlement
Restricted Cash and Investments [Abstract]
Restricted cash	116	0
Current Restricted Cash [line items]
Restricted cash	116	0
PNG Operations
Restricted Cash and Investments [Abstract]
Restricted cash	29	33
Current Restricted Cash [line items]
Restricted cash	29	33
Other Restricted Cash
Restricted Cash and Investments [Abstract]
Restricted cash	22	22
Current Restricted Cash [line items]
Restricted cash	R 22	R 22